Employee Future Benefits - Costs Recognized (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 12	$ 10	$ 11
Administration expenses	1	2	2
Defined benefit expense	22	21	22
Defined contribution expense	10	11	15
Net expense	32	32	37
Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	12	10
Interest cost	22	24	25
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Interest cost	(13)	(15)	(16)
Registered
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	9	7	7
Administration expenses	1	2	2
Defined benefit expense	15	14	14
Defined contribution expense	10	11	15
Net expense	25	25	29
Registered | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	9	7
Interest cost	18	20	21
Registered | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Interest cost	(13)	(15)	(16)
Supplemental
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2	2	2
Administration expenses	0	0	0
Defined benefit expense	5	5	5
Defined contribution expense	0	0	0
Net expense	5	5	5
Supplemental | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2	2
Interest cost	3	3	3
Supplemental | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Interest cost	0	0	0
Other
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	1	2
Administration expenses	0	0	0
Defined benefit expense	2	2	3
Defined contribution expense	0	0	0
Net expense	2	2	3
Other | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	1
Interest cost	1	1	1
Other | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Interest cost	$ 0	$ 0	$ 0